Note 18 - Tangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Tangible Assets Abstract
Table of Property and Equipment Breakdown
	December 31, 2018	December 31, 2017	January 1, 2017
Real estate	12,361,299	13,239,922	13,182,164
Furniture and facilities	2,799,195	2,529,735	1,705,837
Machinery and equipment	1,288,117	1,267,945	965,177
Automobiles	20,983	23,668	28,945
Constructions in progress	469,519	517,226	259,986
TOTAL	16,939,113	17,578,496	16,142,109

Table of Property and Equipment
					Depreciation
	Cost as of December 31, 2017	Deconsolidation of VWFS (see note 43)	Additions	Disposals (*)	Accumulated as of December 31, 2017	Disposals (*)	For the period	Deconsolidation of VWFS (see note 43)	Accumulated as of December 31, 2018	Carrying amount as of December 31, 2018
Real estate	14,380,525	-	289,808	779,380	1,140,603	147,753	536,804	-	1,529,654	12,361,299
Furniture and facilities	3,825,951	(11,219)	718,664	30,300	1,296,216	30,278	440,021	(2,058)	1,703,901	2,799,195
Equipment	2,205,549	(6,452)	797,174	237,833	937,604	237,833	772,666	(2,116)	1,470,321	1,288,117
Automobiles	83,867	(5,836)	17,884	46	60,199	-	16,430	(1,743)	74,886	20,983
Construction in progress	517,226	-	450,812	498,519	-	-	-	-	-	469,519
Total	21,013,118	(23,507)	2,274,342	1,546,078	3,434,622	415,864	1,765,921	(5,917)	4,778,762	16,939,113

				Depreciation
	Cost as of January 1, 2017	Additions	Disposals (*)	Accumulated as of January 1, 2017	Disposals (*)	For the period	Accumulated as of December 31, 2017	Carrying amount as of December 31, 2017
Real estate	13,996,859	510,497	126,831	814,695	91,058	416,966	1,140,603	13,239,922
Furniture and facilities	2,728,652	1,118,893	21,594	1,022,815	21,594	294,995	1,296,216	2,529,735
Equipment	1,592,100	868,462	255,013	626,923	255,013	565,694	937,604	1,267,945
Automobiles	79,702	5,484	1,319	50,757	1,319	10,761	60,199	23,668
Construction in progress	259,986	564,722	307,482	-	-	-	-	517,226
Total	18,657,299	3,068,058	712,239	2,515,190	368,984	1,288,416	3,434,622	17,578,496

(*) Includes write-off of fully depreciated items and finalized constructions.

Table of Investment Property
			Depreciation
	Cost as of December 31, 2017	Disposals	Accumulated as of December 31, 2017	Disposals	For the period	Accumulated as of December 31, 2018	Carrying amount as of December 31, 2018
Real estate	203,048	73,129	10,788	7,381	4,420	7,827	122,092
Total	203,048	73,129	10,788	7,381	4,420	7,827	122,092

				Depreciation
	Cost as of January 1, 2017	Additions	Disposals	Accumulated as of January 1, 2017	Disposals	For the period	Accumulated as of December 31, 2017	Carrying amount as of December 31, 2017
Real estate	210,151	3,958	11,061	7,778	298	3,308	10,788	192,260
Total	210,151	3,958	11,061	7,778	298	3,308	10,788	192,260